CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of profit or loss and other comprehensive income
Revenue	€ 1,289,965	€ 1,106,556	€ 877,621
Personnel expenses	(402,221)	(349,669)	(326,031)
Sport rights expenses (including amortization of capitalized sport rights licenses)	(404,319)	(352,435)	(214,189)
Purchased services	(190,928)	(175,582)	(151,705)
Other operating expenses	(146,015)	(93,537)	(89,443)
Internally-developed software cost capitalized	46,746	50,008	28,301
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)	(66,951)	(50,782)	(46,344)
Impairment loss on trade receivables, contract assets and other financial assets	(9,393)	(5,699)	(6,179)
Share of loss of equity-accounted investees		0	(3,699)
Loss on disposal of equity-accounted investee		0	(13,604)
Impairment loss on goodwill and intangible assets	(935)	(167)	(9,854)
Foreign currency gains (losses), net	78,814	(38,223)	23,205
Finance income	10,532	10,952	12,848
Finance cost	(86,531)	(78,870)	(33,731)
Net income before tax	118,764	22,552	47,196
Income tax (expense) benefit	(18,440)	11,060	(12,551)
Profit for the year from continuing operations	100,324	33,612	34,645
Loss from discontinued operations, net of tax		0	(751)
Profit for the year	100,324	33,612	33,894
Items that will not be reclassified subsequently to profit or (loss)
Remeasurement of defined benefit liability	(1,174)	(141)	(874)
Related deferred tax income	187	26	130
Items that will not be reclassified subsequently to profit or (loss)	(987)	(115)	(744)
Items that may be reclassified subsequently to profit or (loss)
Foreign currency translation adjustment attributable to the owners of the Company	(19,618)	11,109	(3,654)
Foreign currency translation adjustment attributable to non-controlling interests	(105)	188	(37)
Total Items that may be reclassified subsequently to profit or (loss)	(19,723)	11,297	(3,691)
Other comprehensive (loss) income for the year, net of tax	(20,710)	11,182	(4,435)
Total comprehensive income for the year	79,614	44,794	29,459
Profit (Loss) attributable to:
Owners of the Company	100,322	34,150	34,655
Non-controlling interests	2	(538)	(761)
Profit for the year	100,324	33,612	33,894
Total comprehensive income (loss) attributable to:
Owners of the Company	79,717	45,144	30,257
Non-controlling interests	(103)	(350)	(798)
Total comprehensive income for the year	79,614	44,794	29,459
Class A shares
Statement of profit or loss and other comprehensive income
Loss from discontinued operations, net of tax			(524)
Profit (Loss) attributable to:
Owners of the Company	€ 73,745	€ 23,845	€ 24,152
Profit per share attributable to owners of the Company
Basic from continuing operations	€ 0.34	€ 0.11	€ 0.12
Diluted from continuing operations	0.31	0.1	0.11
Basic	0.34	0.11	0.12
Diluted	€ 0.31	€ 0.1	€ 0.11
Class B shares
Statement of profit or loss and other comprehensive income
Loss from discontinued operations, net of tax			€ (227)
Profit (Loss) attributable to:
Owners of the Company	€ 26,577	€ 10,305	€ 10,503
Profit per share attributable to owners of the Company
Basic from continuing operations	€ 0.03	€ 0.01	€ 0.01
Diluted from continuing operations	0.03	0.01	0.01
Basic	0.03	0.01	0.01
Diluted	€ 0.03	€ 0.01	€ 0.01